Segmental analysis - Total revenue (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Segmental analysis
Revenue	£ 6,470	£ 7,568
Retail Banking
Segmental analysis
Revenue	2,681	2,788
Ulster Bank RoI
Segmental analysis
Revenue	275	277
Commercial Banking
Segmental analysis
Revenue	1,904	2,056
Private Banking
Segmental analysis
Revenue	418	457
RBS International
Segmental analysis
Revenue	281	272
NatWest Markets
Segmental analysis
Revenue	540	1,332
Central items and other
Segmental analysis
Revenue	371	386
Operating segment
Segmental analysis
Revenue	6,470	7,568
Operating segment | Retail Banking
Segmental analysis
Revenue	2,667	2,764
Operating segment | Ulster Bank RoI
Segmental analysis
Revenue	275	277
Operating segment | Commercial Banking
Segmental analysis
Revenue	1,861	2,009
Operating segment | Private Banking
Segmental analysis
Revenue	358	358
Operating segment | RBS International
Segmental analysis
Revenue	278	269
Operating segment | NatWest Markets
Segmental analysis
Revenue	523	1,328
Operating segment | Central items and other
Segmental analysis
Revenue	508	563
Inter segment | Retail Banking
Segmental analysis
Revenue	14	24
Inter segment | Commercial Banking
Segmental analysis
Revenue	43	47
Inter segment | Private Banking
Segmental analysis
Revenue	60	99
Inter segment | RBS International
Segmental analysis
Revenue	3	3
Inter segment | NatWest Markets
Segmental analysis
Revenue	17	4
Inter segment | Central items and other
Segmental analysis
Revenue	£ (137)	£ (177)